Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Cash and cash equivalents

Note 18

Cash and cash equivalents

EUR’000	2024	2023	2022
Cash at bank and on hand	58,464	96,608	19,012

The Company is holding cash by 31 December 2024 with the intention of paying asset under construction related instalments in the first half of 2025.

The balance of cash at bank includes restricted cash amounted to EUR 7 million (2023 and 2022 nil).

Accounting policies

Cash and cash equivalents consist of cash offset by short-term bank overdrafts, as they are considered an integral part of the Group’s cash management.

Cash and cash equivalents are measured at amortised cost.